UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |X|; Amendment Number: _1_

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Arrow Capital Management, LLC

Address:   499 Park Avenue
           New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy R. Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy R. Wolf                    New York, NY             August 15, 2007
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       40

Form 13F Information Table Value Total:       $327,795
                                              (in thousands)


List of Other Included Managers:

Form 13F  File Number            Name

(1)       028-12362               Arrow Partners LP


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


                                                    FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2     COLUMN 3 COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8

                                                       VALUE    SHRS OR SH/ PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS CUSIP     (X$1000) PRN AMT PRN CALL   DISCRETION  MGRS    SOLE        SHARED      NONE
AMERICAN EXPRESS CO           COM            025816109   6,516  106,502  SH           SOLE             106,502
AMERICAN EXPRESS CO           COM            025816109  15,331  250,593  SH           SHARED    1                  250,593
BURLINGTON NORTHN SANTA FE C  COM            12189t104   2,802   32,914  SH           SOLE              32,914
BURLINGTON NORTHN SANTA FE C  COM            12189t104   4,945   58,086  SH           SHARED    1                   58,086
CITIGROUP INC                 COM            172967101   1,718   33,500      CALL     SOLE              33,500
CITIGROUP INC                 COM            172967101   7,258  141,500      CALL     SHARED    1                  141,500
CONTANGO OIL & GAS COMPANY    COM NEW        21075N204   1,113   30,674  SH           SOLE              30,674
CONTANGO OIL & GAS COMPANY    COM NEW        21075N204   2,984   82,226  SH           SHARED    1                   82,226
DIAMOND HILL INVESTMENT GROU  COM NEW        25264R207   3,497   38,578  SH           SOLE              38,578
DIAMOND HILL INVESTMENT GROU  COM NEW        25264R207   8,932   98,524  SH           SHARED    1                   98,524
DIAMOND TR                    UNIT SER 1     252787106   1,342   10,000  SH           SOLE              10,000
IHS INC                       CL A           451734107  10,487  227,981  SH           SOLE             227,981
IHS INC                       CL A           451734107  21,694  471,619  SH           SHARED    1                  471,619
ILLUMINA INC                  COM            452327109     514   12,666  SH           SOLE              12,666
ILLUMINA INC                  COM            452327109   1,243   30,634  SH           SHARED    1                   30,634
ISHARES INC                   MSCI MALAYSIA  464286830   1,062   90,000  SH           SOLE              90,000
ISHARES INC                   MSCI MALAYSIA  464286830   4,720  400,000  SH           SHARED    1                  400,000
ISHARES INC                   MSCI SINGAPORE 464286673   4,365  320,000  SH           SOLE             320,000
ISHARES INC                   MSCI SINGAPORE 464286673   8,926  654,400  SH           SHARED    1                  654,400
JOHNSON & JOHNSON             COM            478160104   6,026   97,800      CALL     SOLE              97,800
JOHNSON & JOHNSON             COM            478160104  10,303  167,200      CALL     SHARED    1                  167,200
MAGNA ENTMT CORP              CL A           559211107     257   88,000  SH           SOLE              88,000
MAGNA ENTMT CORP              CL A           559211107     905  309,800  SH           SHARED    1                  309,800
MASTERCARD INC                CL A           57636Q104  42,099  253,808  SH           SOLE             253,808
MASTERCARD INC                CL A           57636Q104  54,387  327,892  SH           SHARED    1                  327,892
MCDONALDS CORP                COM            580135101   2,652   52,250  SH           SOLE              52,250
MCDONALDS CORP                COM            580135101   5,584  110,000  SH           SHARED    1                  110,000
MCGRAW HILL COS               COM            580645109   3,160   46,420  SH           SOLE              46,420
MCGRAW HILL COS               COM            580645109   7,903  116,080  SH           SHARED    1                  116,080
MOHAWK INDS INC               COM            608190104   3,122   30,975  SH           SOLE              30,975
MOHAWK INDS INC               COM            608190104   7,471   74,125  SH           SHARED    1                   74,125
MOODYS CORP                   COM            615369105   4,958   79,716  SH           SOLE              79,716
MOODYS CORP                   COM            615369105  10,561  169,784  SH           SHARED    1                  169,784
PROSHARES TR                  ULTRA DOW30    74347R305     936   10,000  SH           SOLE              10,000
RIVIERA HLDGS CORP            COM            769627100  20,048  551,531  SH           SHARED    1                  551,531
RIVIERA HLDGS CORP            COM            769627100   3,421   94,116  SH           SOLE              94,116
UBS AG                        SHS NEW        H89231338  14,838  247,258  SH           SHARED    1                  247,258
UBS AG                        SHS NEW        H89231338   7,276  121,242  SH           SOLE             121,242
UNION PAC CORP                COM            907818108   8,061   70,000  SH           SHARED    1                   70,000
UNION PAC CORP                COM            907818108   4,376   38,000  SH           SOLE              38,000





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